CONSOLIDATED STATEMENTS OF CASH FLOWS -10Q - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
OPERATING ACTIVITIES:
Net loss	$ (10,321,009)	$ (2,459,754)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	1,498,572	1,564,357
Amortization	1,614,567	1,454,099
Gain on sale of property	0	(5,822,450)
Stock compensation expense	348,029	496,957
Income tax benefit	(654,442)	(204,697)
Amortization of debt discounts	96,729	0
Non-cash lease expense	703,055	224,422
Write off of inventory	276,898	71,552
Bad debt expense	330,544	115,835
Change in current assets and liabilities:
Accounts receivable	180,652	(1,257,649)
Inventory	962,458	672,426
Contract assets	10,781	(608,743)
Prepaid expenses and other assets	456,180	(765,887)
Accounts payable	7,199,003	1,084,278
Accrued expenses	(179,383)	1,257,019
Contract liabilities	570,411	(2,846,166)
Operating lease liability	(615,344)	(213,041)
Net cash used in operating activities	2,477,701	(7,237,442)
INVESTING ACTIVITIES:
Capital expenditures	(1,856,996)	(756,870)
Proceeds from sale of building	0	12,454,943
Net cash used in investing activities	(1,856,996)	11,698,073
FINANCING ACTIVITIES:
Proceeds from the sale of common stock	0	55,144
Net proceeds/(repayments) from lines of credit	(1,947,538)	3,436,740
Proceeds from issuances of convertible notes payable	2,090,000	0
Cash paid for debt issuance costs	(651,533)	0
Repayment of mortgage	0	(4,642,043)
Repayments of notes payable, non-related parties	(182,111)	(2,540,390)
Cash paid on financing lease obligations	(358,246)	(317,150)
Net cash provided by financing activities	534,717	(4,007,699)
NET INCREASE (DECREASE) IN CASH	1,155,422	452,932
CASH , BEGINNING BALANCE	2,673,541	3,715,666
CASH, ENDING BALANCE	3,828,963	4,168,598
CASH PAID FOR:
Interest	2,107,615	1,224,984
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING AND INVESTING ACTIVITIES:
ROU asset and operating lease obligation recognized under Topic 842	0	8,725,000
Equipment purchased on note payable	0	243,843
Series B Preferred Share Removal	2	0
Conversion of Series D preferred stock for common stock	0	400,092
Nonrelated Party
FINANCING ACTIVITIES:
Proceeds from issuances of notes payable, non-related party	1,029,145	0
Related Party
FINANCING ACTIVITIES:
Proceeds from issuances of notes payable, non-related party	$ 555,000	$ 0